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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10046678

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Dow Jones U.S. Basic Materials Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

SBM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NASDAQ Market, New York Stock Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

RECEIVED
2010 MAR 19 PM 3:16
SEC / TM

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet M. Kissane

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form: Janet M Kissane

March 18, 2010

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	MAR 19 2010

SEC 2449 (1/99)

Janet Kissane
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
jkissane@nyx.com

NYSE Arca

RECEIVED
2010 MAR 19 PM 3:15
SEC / TM

Via Overnight Mail

March 18, 2010

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – Bank of America / ProShares / First Trust

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Bank of America Strategic Accelerated Redemption Securities linked to the S&P 500 Index due March 30, 2012 (Ticker Symbol: ADF).
- ProShares Short Real Estate ETF linked to the Dow Jones U.S. Real Estate Index (Ticker Symbol: REK).
- ProShares Short Basic Materials ETF linked to the Dow Jones U.S. Basic Materials Index (Ticker Symbol: SBM).
- ProShares Short FTSE/Xinhua China 25 ETF linked to the FTSE/Xinhua China 25 Index (Ticker Symbol: YXI).
- First Trust ISE Global Platinum Index Fund ETF linked to the ISE Global Platinum Index (Ticker Symbol: PLTM)
- First Trust ISE Global Copper Index Fund ETF linked to the ISE Global Copper Index (Ticker Symbol: CU)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Enclosures

cc: Tim Malinowski (NYSE Euronext)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 19 2010